OPERATING SEGMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
OPERATING SEGMENTS
Summary of financial information for the operating segments

	Three Months Ended June 30, 2021			Three Months Ended June 30, 2020
	Passenger	Cargo	Consolidated	Passenger	Cargo(1)	Consolidated
Operating Revenues	$127,091	$22,098	$149,189	$32,157	$3,219	$35,376
Non-Fuel Operating Expenses	92,361	16,401	108,762	63,507	4,907	68,414
Aircraft Fuel	29,657	52	29,709	677	—	677
Special Items, net	(28,784)	(9,736)	(38,520)	(28,111)	(3,370)	(31,481)
Total Operating Expenses	93,234	6,717	99,951	36,073	1,537	37,610
Operating Income (Loss)	$33,857	$15,381	49,238	$(3,916)	$1,682	(2,234)
Interest Income			9			63
Interest Expense			(6,080)			(5,442)
Other, net			18,054			(325)
Income (Loss) before Income Tax			$61,221			$(7,938)

	Six Months Ended June 30, 2021			Six Months Ended June 30, 2020
	Passenger	Cargo	Consolidated	Passenger	Cargo(1)	Consolidated
Operating Revenues	$233,118	$43,684	$276,802	$212,487	$3,219	$215,706
Non-Fuel Operating Expenses	179,566	34,472	214,038	173,046	4,907	177,953
Aircraft Fuel	53,912	72	53,984	56,238	—	56,238
Special Items, net	(46,991)	(18,401)	(65,392)	(28,111)	(3,370)	(31,481)
Total Operating Expenses	186,487	16,143	202,630	201,173	1,537	202,710
Operating Income	$46,631	$27,541	74,172	$11,314	$1,682	12,996
Interest Income			24			314
Interest Expense			(13,201)			(11,058)
Other, net			18,049			(494)
Income before Income Tax			$79,044			$1,758
(1)	As air cargo operations commenced in May 2020, there are limited Cargo amounts included in the three and six month periods ended June 30, 2020.

	Year Ended December 31, 2020
	Passenger	Cargo	Consolidated
Operating Revenues	$364,677	$36,809	$401,486
Non-Fuel Operating Expenses	332,742	32,530	365,272
Aircraft Fuel	83,392	—	83,392
Special Items, net	(53,842)	(10,721)	(64,563)
Total Operating Expenses	362,292	21,809	384,101
Operating Income	$2,385	$15,000	$17,385
Interest Income			$377
Interest Expense			(22,073)
Other Non-operating Income (Expense), net			(371)
Income / (Loss) before Income Tax			$(4,682)